Revenue from Contract with Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Personal trust and agency accounts income	$ 8,495	$ 7,752	$ 7,101
Employee benefit and retirement-related accounts income	6,863	6,234	5,432
Investment management and investment advisory agency accounts income	9,352	8,386	7,693
Other income from fiduciary activities	1,583	1,363	1,174
Non-sufficient funds (NSF) fees	7,483	8,122	8,970
Demand deposit account (DDA) charges	3,310	3,847	3,932
Other service charges on deposit accounts	668	684	1,357
Credit card other service income	2,239	1,981	1,584
HELOC other service income	471	478	458
Installment other service income	243	387	638
Real estate other service income	9,079	9,005	9,319
Commercial other service income	2,234	1,311	2,420
Checkcard fee income	17,317	15,798	15,057
Bank owned life insurance income	6,815	4,858	4,338
ATM fees	1,978	2,253	2,268
OREO valuation adjustments	(491)	(458)	(601)
Gain on the sale of OREO, net	4,235	251	1,323
Net (loss) gain on the sale of investment securities	(2,271)	1,821	0
Gain on equity securities, net	3,213	0	0
Other components of net periodic benefit income	6,820	5,794	5,308
Gain on the sale of non-performing loans	2,826	0	0
Miscellaneous	8,639	6,562	6,268
Noninterest Income	101,101	86,429	84,039
Within Scope [Domain]
Disaggregation of Revenue [Line Items]
Miscellaneous	5,500	4,400	5,400
Out of Scope [Domain]
Disaggregation of Revenue [Line Items]
Miscellaneous	8,800	8,800	9,000
Pnb Segment [Member]
Disaggregation of Revenue [Line Items]
Personal trust and agency accounts income	8,495	7,752	7,101
Employee benefit and retirement-related accounts income	6,863	6,234	5,432
Investment management and investment advisory agency accounts income	9,352	8,386	7,693
Other income from fiduciary activities	1,583	1,363	1,174
Non-sufficient funds (NSF) fees	7,483	8,122	8,970
Demand deposit account (DDA) charges	3,310	3,847	3,932
Other service charges on deposit accounts	668	684	1,357
Credit card other service income	2,212	1,987	1,584
HELOC other service income	471	474	453
Installment other service income	243	387	638
Real estate other service income	9,079	8,974	9,319
Commercial other service income	1,153	1,118	739
Checkcard fee income	17,317	15,798	15,057
Bank owned life insurance income	4,903	4,441	3,913
ATM fees	1,978	2,253	2,268
OREO valuation adjustments	272	458	583
Gain on the sale of OREO, net	1,440	239	257
Net (loss) gain on the sale of investment securities	(2,271)	0
Gain on equity securities, net	(53)
Other components of net periodic benefit income	6,609	5,616	5,156
Gain on the sale of non-performing loans	660
Miscellaneous	7,758	5,525	5,499
Noninterest Income	88,981	82,742	79,959
GFSC
Disaggregation of Revenue [Line Items]
Personal trust and agency accounts income	0	0	0
Employee benefit and retirement-related accounts income	0	0	0
Investment management and investment advisory agency accounts income	0	0	0
Other income from fiduciary activities	0	0	0
Non-sufficient funds (NSF) fees	0	0	0
Demand deposit account (DDA) charges	0	0	0
Other service charges on deposit accounts	0	0	0
Credit card other service income	27	(6)	0
HELOC other service income	0	0	0
Installment other service income	0	0	0
Real estate other service income	0	0	0
Commercial other service income	0	0	0
Checkcard fee income	0	0	0
Bank owned life insurance income	0	0	0
ATM fees	0	0	0
OREO valuation adjustments	0	0	0
Gain on the sale of OREO, net	0	0	0
Net (loss) gain on the sale of investment securities	0	0
Gain on equity securities, net	0
Other components of net periodic benefit income	75	63	58
Gain on the sale of non-performing loans	0
Miscellaneous	85	46	(1)
Noninterest Income	187	103	57
SEPH
Disaggregation of Revenue [Line Items]
Personal trust and agency accounts income	0	0	0
Employee benefit and retirement-related accounts income	0	0	0
Investment management and investment advisory agency accounts income	0	0	0
Other income from fiduciary activities	0	0	0
Non-sufficient funds (NSF) fees	0	0	0
Demand deposit account (DDA) charges	0	0	0
Other service charges on deposit accounts	0	0	0
Credit card other service income	0	0	0
HELOC other service income	0	4	5
Installment other service income	0	0	0
Real estate other service income	0	31	0
Commercial other service income	1,081	193	1,681
Checkcard fee income	0	0	0
Bank owned life insurance income	0	0	0
ATM fees	0	0	0
OREO valuation adjustments	219	0	18
Gain on the sale of OREO, net	2,795	12	1,066
Net (loss) gain on the sale of investment securities	0	0
Gain on equity securities, net	0
Other components of net periodic benefit income	136	115	94
Gain on the sale of non-performing loans	2,166
Miscellaneous	(59)	164	240
Noninterest Income	5,900	519	3,068
All Other
Disaggregation of Revenue [Line Items]
Personal trust and agency accounts income	0	0	0
Employee benefit and retirement-related accounts income	0	0	0
Investment management and investment advisory agency accounts income	0	0	0
Other income from fiduciary activities	0	0	0
Non-sufficient funds (NSF) fees	0	0	0
Demand deposit account (DDA) charges	0	0	0
Other service charges on deposit accounts	0	0	0
Credit card other service income	0	0	0
HELOC other service income	0	0	0
Installment other service income	0	0	0
Real estate other service income	0	0	0
Commercial other service income	0	0	0
Checkcard fee income	0	0	0
Bank owned life insurance income	1,912	417	425
ATM fees	0	0	0
OREO valuation adjustments	0	0	0
Gain on the sale of OREO, net	0	0	0
Net (loss) gain on the sale of investment securities	0	1,821
Gain on equity securities, net	3,266
Other components of net periodic benefit income	0	0	0
Gain on the sale of non-performing loans	0
Miscellaneous	855	827	530
Noninterest Income	$ 6,033	$ 3,065	$ 955